Operating Lease Liability, Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rent expense	$ 39,460	$ 53,919
Retail Space
Lessor, Operating Lease, Description	One lease has monthly payments from $1,350 to $1,665 which expires in May 2024	The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities